Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Schedule of Disaggregation of Revenue

The Company’s product offerings primarily deliver a service to a customer satisfied over time, and not at a point in time. Revenue for the Company’s major product lines consists of the following (in thousands):

	Year Ended December 31,
	2025	2024	2023
Revenue by Product Line
Betting Technology, Content and Services	$471,531	$354,856	$274,235
Media Technology, Content and Services	144,463	105,313	91,605
Sports Technology and Services	53,495	50,725	47,137
Total	$669,489	$510,894	$412,977